INVENTORIES - Inventories of group (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Inventory Disclosure [Abstract]
Finished products	$ 25,068	153,394	108,475
Products in process	8,760	53,602	42,986
Raw materials	16,175	98,971	53,481
Inventories	$ 50,003	305,967	204,942